Segment Reporting - Summary of Revenue Attributed to Geographical Locations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	$ 7,521,167	$ 8,812,491
Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		2,567,236	2,723,060
United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		4,953,931	6,071,806
Mexico
Disclosure Of Geographical Areas [Line Items]
Total revenue			17,625
Operating Segments | Package and Courier
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	583,198	650,844
Operating Segments | Package and Courier | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		583,198	650,844
Operating Segments | Less-Than-Truckload
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	3,368,567	4,023,163
Operating Segments | Less-Than-Truckload | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		608,545	667,506
Operating Segments | Less-Than-Truckload | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		2,760,022	3,355,657
Operating Segments | Truckload
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	1,936,038	2,451,038
Operating Segments | Truckload | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		1,139,272	1,182,198
Operating Segments | Truckload | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		796,766	1,268,840
Operating Segments | Logistics
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	1,697,016	1,763,280
Operating Segments | Logistics | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		271,136	256,714
Operating Segments | Logistics | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		1,425,880	1,488,941
Operating Segments | Logistics | Mexico
Disclosure Of Geographical Areas [Line Items]
Total revenue			17,625
Eliminations
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	(63,652)	(75,834)
Eliminations | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		(34,915)	(34,202)
Eliminations | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		$ (28,737)	$ (41,632)

[1]	Includes intersegment revenue and intersegment fuel surcharge